ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Accrued accounting and legal	$ 180,497	$ 120,464	$ 112,723
Accrued reimbursements	10,990	43,116	13,613
Accrued consulting	43,702	1,192	15,200
Accrued research and development expenses	950,982	181,884	34,179
Accrued office and other	246	10,202	31,482
Deferred rent	1,798	2,912	3,016
Accrued settlement related to arbitration	13,333	13,333	13,333
	$ 1,242,173	$ 373,103	$ 223,546